United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Six months ended 5/31/10

Item 1.                      Reports to Stockholders

Federated International High Income Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.61	$5.87	$8.98	$9.45	$9.02	$8.69
Income From Investment Operations:
Net investment income	0.32	0.49	0.58[1]	0.54	0.54	0.59[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.21)	2.69	(2.87)	0.01	0.65	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.11	3.18	(2.29)	0.55	1.19	0.93
LessDistributions:
Distributions from net investment income	(0.29)	(0.44)	(0.44)	(0.56)	(0.54)	(0.60)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.37)	(0.46)	(0.22)	—
Return of capital[2]	—	—	(0.01)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.29)	(0.44)	(0.82)	(1.02)	(0.76)	(0.60)
Regulatory Settlement Proceeds	(0.02)[3]	—	—	—	—	—
Net Asset Value, End of Period	$8.41	$8.61	$5.87	$8.98	$9.45	$9.02
Total Return[4]	1.06%[3]	55.69%	(27.91)%	6.12%	13.83%	11.08%[5]
Ratios to Average Net Assets:
Net expenses	1.25%[6]	1.24%	1.16%	1.16%	1.16%	1.07%
Net investment income	7.19%[6]	8.03%	7.21%	5.87%	5.82%	6.64%
Expense waiver/reimbursement[7]	0.53%[6]	0.66%	0.61%	0.36%	0.32%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,151	$82,857	$53,008	$98,758	$113,935	$95,330
Portfolio turnover	29%	78%	69%	70%	77%	74%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the six months ended May 31, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	During the year ended November 30, 2005, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.09% on the total return.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.60	$5.87	$8.98	$9.45	$9.02	$8.69
Income From Investment Operations:
Net investment income	0.28	0.42	0.52[1]	0.47	0.48	0.51[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.21)	2.70	(2.87)	0.01	0.64	0.35
TOTAL FROM INVESTMENT OPERATIONS	0.07	3.12	(2.35)	0.48	1.12	0.86
Less Distributions:
Distributions from net investment income	(0.26)	(0.39)	(0.38)	(0.49)	(0.47)	(0.53)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.37)	(0.46)	(0.22)	—
Return of capital[2]	—	—	(0.01)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.26)	(0.39)	(0.76)	(0.95)	(0.69)	(0.53)
Regulatory Settlement Proceeds	(0.02)[3]	—	—	—	—	—
Net Asset Value, End of Period	$8.39	$8.60	$5.87	$8.98	$9.45	$9.02
Total Return[4]	0.56%[3]	54.45%	(28.41)%	5.31%	12.95%	10.23%
Ratios to Average Net Assets:
Net expenses	2.00%[5]	1.99%	1.91%	1.94%	1.93%	1.91%
Net investment income	6.61%[5]	7.34%	6.43%	5.08%	5.05%	5.80%
Expense waiver/reimbursement[6]	0.53%[5]	0.68%	0.61%	0.35%	0.32%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,980	$15,556	$14,160	$31,624	$42,902	$57,496
Portfolio turnover	29%	78%	69%	70%	77%	74%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the six months ended May 31, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$8.58	$5.86	$8.97	$9.44	$9.01	$8.68
Income From Investment Operations:
Net investment income	0.28	0.43	0.52[1]	0.47	0.48	0.51[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.20)	2.68	(2.87)	0.01	0.64	0.35
TOTAL FROM INVESTMENT OPERATIONS	0.08	3.11	(2.35)	0.48	1.12	0.86
Less Distributions:
Distributions from net investment income	(0.26)	(0.39)	(0.38)	(0.49)	(0.47)	(0.53)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.37)	(0.46)	(0.22)	—
Return of capital[2]	—	—	(0.01)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.26)	(0.39)	(0.76)	(0.95)	(0.69)	(0.53)
Regulatory Settlement Proceeds	(0.02)[3]	—	—	—	—	—
Net Asset Value, End of Period	$8.38	$8.58	$5.86	$8.97	$9.44	$9.01
Total Return[4]	0.68%[3]	54.38%	(28.44)%	5.33%	12.97%	10.24%
Ratios to Average Net Assets:
Net expenses	2.00%[5]	1.99%	1.91%	1.93%	1.93%	1.91%
Net investment income	6.57%[5]	7.18%	6.48%	5.08%	5.07%	5.80%
Expense waiver/reimbursement[6]	0.53%[5]	0.66%	0.61%	0.36%	0.32%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,291	$21,745	$14,661	$27,508	$27,979	$24,008
Portfolio turnover	29%	78%	69%	70%	77%	74%
Semi-Annual Shareholder Report

1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	During the six months ended May 31, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,		Period Ended 11/30/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$8.62	$5.88	$8.98	$9.23
Income From Investment Operations:
Net investment income	0.32	0.53	0.58[2]	0.26
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.22)	2.65	(2.86)	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.10	3.18	(2.28)	0.01
Less Distributions:
Distributions from net investment income	(0.29)	(0.44)	(0.44)	(0.26)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.37)	—
Return of capital[3]	—	—	(0.01)[2]	—
TOTAL DISTRIBUTIONS	(0.29)	(0.44)	(0.82)	(0.26)
Regulatory Settlement Proceeds	(0.02)[4]	—	—	—
Net Asset Value, End of Period	$8.41	$8.62	$5.88	$8.98
Total Return[5]	0.94%[4]	55.61%	(27.77)%	0.13%
Ratios to Average Net Assets:
Net expenses	1.25%[6]	1.22%	1.14%	1.21%[6]
Net investment income	7.29%[6]	9.15%	7.40%	5.22%[6]
Expense waiver/reimbursement[7]	0.54%[6]	0.68%	0.61%	0.45%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,082	$929	$837	$540
Portfolio turnover	29%	78%	69%	70%[8]
1	Reflects operations for the period from May 31, 2007 (start of performance) to November 30, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	During the six months ended May 31, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2007.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,010.60	$6.27
Class B Shares	$1,000	$1,005.60	$10.00
Class C Shares	$1,000	$1,006.80	$10.01
Class F Shares	$1,000	$1,009.40	$6.26
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.29
Class B Shares	$1,000	$1,014.96	$10.05
Class C Shares	$1,000	$1,014.96	$10.05
Class F Shares	$1,000	$1,018.70	$6.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.25%
Class B Shares	2.00%
Class C Shares	2.00%
Class F Shares	1.25%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At May 31, 2010, the Fund's issuer country exposure composition was as follows:

Country	Exposure as a Percentage of Total Net Assets[1,2]
Brazil	19.2%
Russia	13.6%
Mexico	9.7%
Argentina	8.2%
Turkey	8.1%
Venezuela	5.8%
Peru	4.5%
Indonesia	4.1%
Uruguay	3.8%
Panama	3.3%
Colombia	3.1%
United Arab Emirates	1.6%
Egypt	1.3%
Dominican Republic	1.2%
Bermuda	1.0%
United States	0.8%
Ghana	0.7%
Trinidad and Tobago	0.7%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign, corporate, fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Country	Exposure as a Percentage of Total Net Assets[1,2]
Belize	0.5%
South Africa	0.5%
Sri Lanka	0.5%
Ukraine	0.3%
Angola	0.1%
Mongolia	0.1%
Cash Equivalents[3]	6.0%
Other Assets and Liabilities — Net[4]	1.3%
TOTAL	100.0%
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statement of Assets and Liabilities for information regarding the Fund's foreign cash position.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2010 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S Dollars
		COMMON STOCK – 0.1%
		Cable & Wireless Television – 0.1%
2,500	[1]	Satelites Mexicanos SA, Class INS (IDENTIFIED COST $927,252)	62,500
		Corporate Bonds – 27.0%
		Banking – 3.0%
$500,000	[2,3]	Banco ABC Brasil SA, Sub. Note, Series 144A, 7.875%, 4/8/2020	472,500
800,000	[2,3]	Banco Cruzeiro Do Sul SA, Sr. Unsecd. Note, Series 144A, 8.50%, 2/20/2015	808,000
1,000,000	[2,3]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	1,005,000
1,500,000	[2,3]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,485,563
		TOTAL	3,771,063
		Broadcast Radio & TV – 1.9%
2,000,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,419,280
		Building Materials – 0.5%
615,000	[2,3]	Magnesita, Company Guarantee, Series 144A, 7.875%, 3/30/2020	602,700
		Cable & Wireless Television – 1.0%
500,000	[2,3]	Net Servicos de Comunicacao SA, Company Guarantee, Series 144A, 7.50%, 1/27/2020	505,000
1,483,953		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	719,717
		TOTAL	1,224,717
		Conglomerate – 1.2%
1,500,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	1,473,750
		Construction & Engineering – 1.2%
1,500,000		Odebrecht Finance Ltd., Series REGS, 7.00%, 4/21/2020	1,477,500
		Container & Glass Products – 1.2%
1,300,000	[1,4]	Vitro SA, Note, 11.75%, 11/1/2013	585,000
2,000,000	[1,4]	Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	900,000
		TOTAL	1,485,000
		Finance – 0.4%
500,000	[2,3]	DTEK Finance BV, Company Guarantee, Series 144A, 9.50%, 4/28/2015	448,750
		Materials – 1.1%
1,400,000	[2,3]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 9/21/2019	1,429,750
Semi-Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S Dollars
		Metals & Mining – 4.3%
$2,000,000		Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014	2,068,000
3,250,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,269,108
		TOTAL	5,337,108
		Mortgage Banks – 1.1%
1,500,000	[2,3]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.25%, 4/14/2015	1,428,131
		Oil & Gas – 5.0%
700,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	782,250
2,960,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	3,241,200
1,000,000		Petroleos de Venezuela, S.A., Sub., Series 2016, 5.125%, 10/28/2016	535,000
1,000,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	907,500
800,000	[2,3]	TNK-BP Finance SA, Company Guarantee, Series 144A, 7.25%, 2/2/2020	782,000
		TOTAL	6,247,950
		Paper Products – 1.6%
2,000,000	[2,3]	Fibria Overseas Finance, Company Guarantee, Series 144A, 7.50%, 5/4/2020	1,970,000
		Telecommunications & Cellular – 1.9%
650,000	[2,3]	Digicel Ltd., Sr. Note, Series 144A 10.50%, 4/15/2018	661,375
600,000	[2,3]	Digicel Ltd., Sr. Note, Series 144A 8.25%, 9/1/2017	591,000
1,000,000		VIP FIN (Vimpelcom), Series REGS, 9.125%, 4/30/2018	1,063,900
		TOTAL	2,316,275
		Utility – 1.6%
2,000,000	[2,3]	Dubai Electricity & Water, Note, Series 144A, 8.50%, 4/22/2015	2,011,058
		TOTAL CORPORATE BONDS (IDENTIFIED COST $35,629,652)	33,643,032
		Floating Rate Loan – 0.4%
600,000	[5]	Carolbrl, 4.286%, 9/30/2010 (IDENTIFIED COST $589,555)	480,000
		Governments/Agencies – 63.4%
		Sovereign – 63.4%
1,060,000		Argentina, Government of, 12.00%, 6/19/2031	402,800
14,655,818		Argentina, Government of, Note, 8.28%, 12/31/2033	9,453,003
5,850,000		Argentina, Government of, Note, 3.169%, 12/15/2035	397,800
815,000		Belize, Government of, Unsub., 6.00%, 2/20/2029	588,838
19,050,000		Brazil, Government of, Note, 10.00%, 1/1/2017	9,776,784
1,500,000		Brazil, Government of, Note, 6.00%, 5/15/2015	1,541,375
Semi-Annual Shareholder Report

Shares or Foreign Currency Par Amount			Value in U.S Dollars
2,400,000		Colombia, Government of, 7.375%, 9/18/2037	2,667,000
400,000		Colombia, Government of, Bond, 6.125%, 1/18/2041	379,171
1,500,000	[2,3]	Dominican Republic, Government of, Bond, Series 144A, 7.50%, 5/6/2021	1,486,875
1,050,000	[2,3]	Egypt, Government of, Note, Series 144A, 6.875%, 4/30/2040	1,036,875
480,000	[2,3]	Egypt, Government of, Note, Series 144A, 5.75%, 4/29/2020	486,000
550,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	574,200
1,800,000		Indonesia, Government of, Series REGS, 6.625%, 2/17/2037	1,837,260
2,500,000	[2,3]	Indonesia, Government of, Series 144A, 8.50%, 10/12/2035	3,087,500
15,000,000		Mexico, Government of, Bond, 10.00%, 12/5/2024	1,404,937
3,750,000		Panama, Government of, 6.70%, 1/26/2036	4,078,125
4,276,000		Peru, Government of, 6.55%, 3/14/2037	4,564,630
4,220,000		Republica Oriental del Uruguay, 7.625%, 3/21/2036	4,726,400
1,500,000	[2,3]	Russia, Government of, Bond, Series 144A, 5.00%, 4/29/2020	1,437,375
6,026,000		Russia, Government of, Unsub., 7.50%, 3/31/2030	6,726,523
600,000		South Africa, Government of, Bond, 5.50%, 3/9/2020	602,250
555,000		Sri Lanka, Government of, Note, 7.40%, 1/22/2015	573,731
4,200,000		Turkey, Government of, 14.00%, 9/26/2012	2,929,423
6,930,000		Turkey, Government of, 6.875%, 3/17/2036	7,077,262
4,000,000		United Mexican States, 6.75%, 9/27/2034	4,432,196
11,250,000		Venezuela, Government of, 9.375%, 1/13/2034	6,637,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $78,555,401)	78,905,833
		Investment Fund – 0.8%
10,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $1,000,000)	1,015,192
		MUTUAL FUNDS – 6.9%;6
203,713		Federated Project and Trade Finance Core Fund	2,022,868
6,574,056	[7]	Prime Value Obligations Fund, Institutional Shares, 0.24%	6,574,056
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $8,607,419)	8,596,924
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $125,309,279)[8]	122,703,481
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[9]	1,800,140
		TOTAL NET ASSETS — 100%	$124,503,621
Semi-Annual Shareholder Report

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $24,976,652, which represented 20.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2010, these liquid restricted securities amounted to $24,976,652, which represented 20.1% of total net assets.
4	Issuer in default.
5	The rate shown represents a weighted average coupon rate on settled positions at year end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
6	Affiliated companies.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $125,315,018.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as May 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$ —	$62,500	$ —	$62,500
Debt Securities:
Corporate Bonds	—	33,643,032	—	33,643,032
Floating Rate Loan	—	480,000	—	480,000
Governments/Agencies	—	78,905,833	—	78,905,833
Investment Fund	1,015,192	—	—	1,015,192
Mutual Funds	8,596,924	—	—	8,596,924
TOTAL SECURITIES	$9,612,116	$113,091,365	$ —	$122,703,481

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $8,596,924 of investments in affiliated issuers (Note 5) (identified cost $125,309,279)		$122,703,481
Cash denominated in foreign currencies (identified cost $261,787)		252,527
Income receivable		1,996,319
Receivable for shares sold		217,274
Bank loan receivable		7,750
TOTAL ASSETS		125,177,351
Liabilities:
Payable for investments purchased	$30,828
Payable for shares redeemed	490,722
Payable for custodian fees	15,717
Payable for transfer and dividend disbursing agent fees and expenses	43,833
Payable for Directors'/Trustees' fees	506
Payable for portfolio accounting fees	16,395
Payable for distribution services fee (Note 5)	23,412
Payable for shareholder services fee (Note 5)	31,616
Accrued expenses	20,701
TOTAL LIABILITIES		673,730
Net assets for 14,821,639 shares outstanding		$124,503,621
Net Assets Consist of:
Paid-in capital		$132,478,980
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(2,619,345)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(5,156,022)
Distributions in excess of net investment income		(199,992)
TOTAL NET ASSETS		$124,503,621
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($88,150,910 ÷ 10,486,622 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$8.41
Offering price per share (100/95.50 of $8.41)	$8.81
Redemption proceeds per share	$8.41
Class B Shares:
Net asset value per share ($13,979,840 ÷ 1,665,677 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$8.39
Offering price per share	$8.39
Redemption proceeds per share (94.50/100 of $8.39)	$7.93
Class C Shares:
Net asset value per share ($21,290,883 ÷ 2,540,725 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$8.38
Offering price per share	$8.38
Redemption proceeds per share (99.00/100 of $8.38)	$8.30
Class F Shares:
Net asset value per share ($1,081,988 ÷ 128,615 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$8.41
Offering price per share (100/99.00 of $8.41)	$8.49
Redemption proceeds per share (99.00/100 of $8.41)	$8.33

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Interest		$4,996,744
Dividends received from affiliated issuers (Note 5)		29,082
TOTAL INCOME		5,025,826
Expenses:
Investment adviser fee (Note 5)	$503,231
Administrative personnel and services fee (Note 5)	134,631
Custodian fees	40,330
Transfer and dividend disbursing agent fees and expenses	102,613
Directors'/Trustees' fees	1,378
Auditing fees	14,027
Legal fees	3,000
Portfolio accounting fees	52,297
Distribution services fee — Class B Shares (Note 5)	56,083
Distribution services fee — Class C Shares (Note 5)	82,803
Shareholder services fee — Class A Shares (Note 5)	97,638
Shareholder services fee — Class B Shares (Note 5)	18,694
Shareholder services fee — Class C Shares (Note 5)	27,290
Shareholder services fee — Class F Shares (Note 5)	1,278
Account administration fee — Class A Shares	466
Share registration costs	28,581
Printing and postage	19,307
Insurance premiums	2,208
Taxes	4,412
Miscellaneous	2,432
TOTAL EXPENSES	1,192,699
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(286,699)
Waiver of administrative personnel and services fee	(26,832)
TOTAL WAIVERS AND REIMBURSEMENT		$(313,531)
Net expenses			$879,168
Net investment income			4,146,658
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(1,248,790)
Net realized gain on futures contracts			15,517
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(3,369,200)
Net change in unrealized depreciation of futures contracts			42,242
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(4,560,231)
Change in net assets resulting from operations			$(413,573)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,146,658	$7,263,144
Net realized loss on investments, futures contracts and foreign currency transactions	(1,233,273)	(2,387,792)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(3,326,958)	34,923,660
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(413,573)	39,799,012
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,679,850)	(3,652,999)
Class B Shares	(454,723)	(797,321)
Class C Shares	(673,867)	(951,606)
Class F Shares	(35,564)	(47,666)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,844,004)	(5,449,592)
Share Transactions:
Proceeds from sale of shares	41,480,554	48,826,053
Net asset value of shares issued to shareholders in payment of distributions declared	2,947,269	4,062,994
Cost of shares redeemed	(37,021,151)	(48,818,950)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,406,672	4,070,097
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	268,530	—
Change in net assets	3,417,625	38,419,517
Net Assets:
Beginning of period	121,085,996	82,666,479
End of period (including distributions in excess of net investment income of $(199,992) and $(502,646), respectively)	$124,503,621	$121,085,996

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International High Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At May 31, 2010, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2010, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the
Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$15,517	$ —	$15,517
Foreign exchange contracts	—	(835)	(835)
Total	$15,517	$(835)	$14,682
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$42,242

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,308,058	$37,578,587	5,440,977	$43,286,447
Shares issued to shareholders in payment of distributions declared	253,777	2,180,670	399,059	2,970,995
Shares redeemed	(3,699,096)	(31,395,145)	(5,244,031)	(38,305,757)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	862,739	$8,364,112	596,005	$7,951,685
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	122,710	$1,055,545	263,602	$1,911,948
Shares issued to shareholders in payment of distributions declared	40,280	345,724	72,913	536,443
Shares redeemed	(306,670)	(2,638,746)	(939,529)	(6,740,825)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(143,680)	$(1,237,477)	(603,014)	$(4,292,434)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	304,342	$2,617,857	427,957	$3,417,360
Shares issued to shareholders in payment of distributions declared	45,156	387,044	68,693	510,824
Shares redeemed	(341,773)	(2,903,612)	(464,711)	(3,326,502)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	7,725	$101,289	31,939	$601,682
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	26,672	$228,565	26,676	$210,298
Shares issued to shareholders in payment of distributions declared	3,932	33,831	6,094	44,732
Shares redeemed	(9,756)	(83,648)	(67,540)	(445,866)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	20,848	$178,748	(34,770)	$(190,836)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	747,632	$7,406,672	(9,840)	$4,070,097

4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $125,315,018. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $2,611,537. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,113,913 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,725,450.

At November 30, 2009, the Fund had a capital loss carryforward of $3,744,831 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$2,188,703
2017	$1,556,128

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the Adviser voluntarily waived $283,924 of its fee.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, FAS waived $26,832 of its fee. The net fee paid to FAS was 0.182% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $13,999 of fees paid by the Fund. For the six months ended May 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $7,800 in sales charges from the sale of Class A Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,687 of Service Fees for the six months ended May 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC received $1,467 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.00%, 2.00% and 1.25% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $2,775. Transactions with the affiliated companies during the six months ended May 31, 2010, were as follows:

Affiliates	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income
Federated Project and Trade Finance Core Fund	150,887	52,826	—	203,713	$2,022,868	$24,539
Prime Value Obligations Fund, Institutional Shares	22,634,256	40,107,917	56,168,117	6,574,056	6,574,056	4,543
TOTAL OF AFFILIATED TRANSACTIONS	22,785,143	40,160,743	56,168,117	6,777,769	$8,596,924	$29,082
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$39,353,768
Sales	$32,491,683

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.00% over the higher of the Federal Funds Rate or the London Interbank Offered Rate (LIBOR). As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

10. REGULATORY SETTLEMENT PROCEEDS

The Fund received $268,530 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in Semi-Annual Shareholder Report

these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated International High Income Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the three and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated International High Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755
Cusip 31428U649

G01949-02 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated International Leaders Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$21.24	$13.97	$26.04	$23.49	$18.22	$16.33
Income From Investment Operations:
Net investment income	0.11[1]	0.16[1]	0.32[1]	0.21[1]	0.53[1]	0.11[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.10)	7.58	(12.22)	2.82	4.83	2.10
TOTAL FROM INVESTMENT OPERATIONS	(1.99)	7.74	(11.90)	3.03	5.36	2.21
Less Distributions:
Distributions from net investment income	(0.01)	(0.47)	(0.17)	(0.48)	(0.09)	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	—	(0.32)
TOTAL DISTRIBUTIONS	(0.01)	(0.47)	(0.17)	(0.48)	(0.09)	(0.32)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$19.24	$21.24	$13.97	$26.04	$23.49	$18.22
Total Return[3]	(9.37)%	56.56%	(46.00)%	13.09%	29.51%	13.71%
Ratios to Average Net Assets:
Net expenses	1.78%[4]	1.78%	1.65%	1.65%	1.65%	1.95%[5]
Net investment income	1.05%[4]	0.98%	1.45%	0.83%	2.54%	0.65%
Expense waiver/reimbursement[6]	0.02%[4]	0.42%	0.24%	0.08%	0.20%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,657	$178,706	$51,749	$115,052	$86,655	$51,204
Portfolio turnover	18%	21%	3%	12%	8%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.95% for the year ended November 30, 2005, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$20.20	$13.12	$24.49	$22.14	$17.22	$15.56
Income From Investment Operations:
Net investment income (loss)	0.02[1]	0.03[1]	0.13[1]	0.02[1]	0.36[1]	(0.02)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.98)	7.18	(11.50)	2.66	4.56	2.00
TOTAL FROM INVESTMENT OPERATIONS	(1.96)	7.21	(11.37)	2.68	4.92	1.98
Less Distributions:
Distributions from net investment income	—	(0.13)	—	(0.33)	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	—	(0.32)
TOTAL DISTRIBUTIONS	—	(0.13)	—	(0.33)	—	(0.32)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$18.24	$20.20	$13.12	$24.49	$22.14	$17.22
Total Return[3]	(9.70)%	55.41%	(46.43)%	12.23%	28.57%	12.89%
Ratios to Average Net Assets:
Net expenses	2.53%[4]	2.52%	2.40%	2.40%	2.40%	2.70%[5]
Net investment income (loss)	0.23%[4]	0.22%	0.64%	0.06%	1.80%	(0.12)%
Expense waiver/reimbursement[6]	0.02%[4]	0.43%	0.24%	0.08%	0.20%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,359	$18,719	$12,837	$46,055	$46,604	$34,834
Portfolio turnover	18%	21%	3%	12%	8%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.70% for the year ended November 30, 2005, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$20.16	$13.15	$24.55	$22.20	$17.27	$15.60
Income From Investment Operations:
Net investment income (loss)	0.03[1]	0.03[1]	0.14[1]	0.02[1]	0.36[1]	(0.01)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.98)	7.17	(11.54)	2.67	4.57	2.00
TOTAL FROM NVESTMENT OPERATIONS	(1.95)	7.20	(11.40)	2.69	4.93	1.99
Less Distributions:
Distributions from net investment income	—	(0.19)	—	(0.34)	—	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	—	—	(0.32)
TOTAL DISTRIBUTIONS	—	(0.19)	—	(0.34)	—	(0.32)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$18.21	$20.16	$13.15	$24.55	$22.20	$17.27
Total Return[3]	(9.67)%	55.37%	(46.44)%	12.27%	28.55%	12.92%
Ratios to Average Net Assets:
Net expenses	2.53%[4]	2.54%	2.39%	2.39%	2.40%	2.70%[5]
Net investment income (loss)	0.28%[4]	0.18%	0.68%	0.09%	1.82%	(0.06)%
Expense waiver/reimbursement[6]	0.02%[4]	0.41%	0.24%	0.08%	0.20%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,675	$36,918	$5,474	$14,662	$11,911	$7,455
Portfolio turnover	18%	21%	3%	12%	8%	28%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.70% for the year ended November 30, 2005, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$906.30	$8.46
Class B Shares	$1,000	$903.00	$12.00
Class C Shares	$1,000	$903.30	$12.01
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.06	$8.95
Class B Shares	$1,000	$1,012.32	$12.69
Class C Shares	$1,000	$1,012.32	$12.69
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.78%
Class B Shares	2.53%
Class C Shares	2.53%
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Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
Switzerland	20.5%
United Kingdom	13.4%
Germany	11.9%
France	11.1%
Bermuda	5.9%
Hong Kong	4.6%
Mexico	4.6%
Canada	4.5%
Singapore	4.5%
Netherlands	4.4%
Sweden	3.7%
Ireland	3.1%
Spain	2.7%
Jersey Channel Isle	2.4%
United States	1.5%
Norway	0.8%
Cash Equivalents[2]	0.3%
Other Assets and Liabilities — Net[3]	0.1%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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At May 31, 2010, the Fund's sector classification composition4 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	33.8%
Consumer Discretionary	25.8%
Industrials	18.8%
Materials	8.3%
Consumer Staples	6.3%
Information Technology	3.0%
Energy	1.9%
Health Care	1.7%
Cash Equivalents[2]	0.3%
Other Assets and Liabilities — Net[3]	0.1%
TOTAL	100.0%
4	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

May 31, 2010 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 99.6%
		Bermuda – 5.9%
321,576		Invesco Ltd.	5,968,451
205,269	[1]	Signet Jewelers Ltd.	6,373,602
		TOTAL	12,342,053
		Canada – 4.5%
135,600		Nexen, Inc.	2,959,647
26,900		Potash Corp. of Saskatchewan, Inc.	2,668,211
129,414		Sun Life Financial Services of Canada	3,662,416
		TOTAL	9,290,274
		France – 11.1%
232,200		AXA	3,812,227
115,764		Accor SA	5,455,190
109,734		BNP Paribas SA	6,221,187
29,100		L'Oreal SA	2,710,808
346,103		Tf1 — Tv Francaise	4,905,508
		TOTAL	23,104,920
		Germany, Federal Republic of – 11.9%
31,700		Bayer AG	1,770,604
129,282		Bayerische Motoren Werke AG	5,955,743
166,720		Daimler AG	8,218,177
146,148		SAP AG	6,204,315
102,571		ThyssenKrupp AG	2,762,759
		TOTAL	24,911,598
		Hong Kong – 4.6%
458,000	[1]	Dah Sing Financial Group	2,410,450
662,900		Hang Lung Properties Ltd.	2,319,316
235,086		Sun Hung Kai Properties	3,124,210
211,000		Wing Hang Bank Ltd.	1,817,463
		TOTAL	9,671,439
		Ireland – 3.1%
174,200		Ingersoll-Rand PLC, Class A	6,499,402
		Jersey Channel Isle – 2.4%
516,852		WPP PLC	4,890,270
		Mexico – 4.6%
99,500		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	5,091,415
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Shares		Value in U.S. Dollars
238,300	Grupo Televisa SA, GDR	4,429,997
	TOTAL	9,521,412
	Netherlands – 4.4%
105,810	Akzo Nobel NV	5,377,694
124,486	Philips Electronics NV	3,712,206
	TOTAL	9,089,900
	Norway – 0.8%
58,000	Yara International ASA	1,716,338
	Singapore – 4.5%
518,000	City Developments Ltd.	3,794,529
344,000	DBS Group Holdings Ltd.	3,374,838
176,000	United Overseas Bank Ltd.	2,275,093
	TOTAL	9,444,460
	Spain – 2.7%
558,493	Banco Santander, SA	5,668,416
	Sweden – 3.7%
243,800	Assa Abloy AB, Class B	4,886,729
279,200	Volvo AB, Class B	2,891,344
	TOTAL	7,778,073
	Switzerland – 20.5%
161,500	ABB Ltd.	2,754,930
153,634	Adecco SA	7,421,163
173,225	Compagnie Financiere Richemont SA, Class A	5,635,243
163,785	Credit Suisse Group AG	6,349,394
6,232	Givaudan SA	4,838,024
207,745	Julius Baer Group Ltd.	6,036,038
78,148	Nestle SA	3,527,996
13,500	Roche Holding AG	1,851,082
17,049	Swatch Group AG, Class B	4,433,647
	TOTAL	42,847,517
	United Kingdom – 13.4%
282,479	Diageo PLC	4,317,018
864,911	HSBC Holdings PLC	7,880,947
99,536	Imperial Tobacco Group PLC	2,585,222
219,115	InterContinental Hotels Group PLC	3,455,448
1,130,936	Michael Page International PLC	6,049,309
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Shares			Value in U.S. Dollars
195,412		Schroders PLC	3,741,343
		TOTAL	28,029,287
		United States – 1.5%
191,220		Janus Capital Group, Inc.	2,038,405
23,700		Tidewater, Inc.	990,897
		TOTAL	3,029,302
		TOTAL COMMON STOCKS (IDENTIFIED COST $193,396,050)	207,834,661
		MUTUAL FUND – 0.3%
581,726	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.24% (AT NET ASSET VALUE)	581,726
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $193,977,776)[4]	208,416,387
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[5]	274,681
		TOTAL NET ASSETS — 100%	$208,691,068
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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10

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$3,029,302	$ —	$ —	$3,029,302
International	37,653,141	167,152,218	—	204,805,359
Mutual Fund	581,726	—	—	581,726
TOTAL SECURITIES	$41,264,169	$167,152,218	$ —	$208,416,387

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $581,726 of investments in an affiliated issuer (Note 5) (identified cost $193,977,776)		$208,416,387
Cash		26,657
Cash denominated in foreign currencies (identified cost $94,345)		94,831
Income receivable		1,188,949
Receivable for shares sold		326,884
TOTAL ASSETS		210,053,708
Liabilities:
Payable for shares redeemed	$1,091,769
Payable for transfer and dividend disbursing agent fees and expenses	107,015
Payable for Directors'/Trustees' fees	3,153
Payable for distribution services fee (Note 5)	32,670
Payable for shareholder services fee (Note 5)	63,413
Accrued expenses	64,620
TOTAL LIABILITIES		1,362,640
Net assets for 10,988,751 shares outstanding		$208,691,068
Net Assets Consist of:
Paid-in capital		$262,059,180
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		14,402,297
Accumulated net realized loss on investments and foreign currency transactions		(68,764,976)
Undistributed net investment income		994,567
TOTAL NET ASSETS		$208,691,068
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($159,657,405 ÷ 8,297,415 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$19.24
Offering price per share (100/94.50 of $19.24)	$20.36
Redemption proceeds per share (98.00/100 of $19.24)	$18.86
Class B Shares:
Net asset value per share ($15,359,103 ÷ 842,007 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$18.24
Offering price per share	$18.24
Redemption proceeds per share (92.50/100 of $18.24)	$16.87
Class C Shares:
Net asset value per share ($33,674,560 ÷ 1,849,329 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$18.21
Offering price per share	$18.21
Redemption proceeds per share (97.00/100 of $18.21)	$17.66

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Dividends (including $1,570 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $337,862)		$3,256,623
Interest received from securities loaned		294
TOTAL INCOME		3,256,917
Expenses:
Investment adviser fee (Note 5)	$1,156,152
Administrative personnel and services fee (Note 5)	114,685
Custodian fees	68,212
Transfer and dividend disbursing agent fees and expenses	312,761
Directors'/Trustees' fees	4,190
Auditing fees	14,027
Legal fees	3,304
Portfolio accounting fees	39,317
Distribution services fee — Class B Shares (Note 5)	66,518
Distribution services fee — Class C Shares (Note 5)	138,781
Shareholder services fee — Class A Shares (Note 5)	214,273
Shareholder services fee — Class B Shares (Note 5)	22,173
Shareholder services fee — Class C Shares (Note 5)	45,983
Account administration fee — Class A Shares	3,984
Account administration fee — Class C Shares	277
Share registration costs	26,440
Printing and postage	37,015
Insurance premiums	2,234
Taxes	8,494
Miscellaneous	4,174
TOTAL EXPENSES	2,282,994
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14

Statement of Operations — continued
Reimbursement and Waiver (Note 5):
Reimbursement of investment adviser fee	$(1,020)
Waiver of administrative personnel and services fee	(21,283)
TOTAL REIMBURSEMENT AND WAIVER		$(22,303)
Net expenses			$2,260,691
Net investment income			996,226
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			135,258
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(23,497,518)
Net realized and unrealized loss on investments and foreign currency transactions			(23,362,260)
Change in net assets resulting from operations			$(22,366,034)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$996,226	$620,783
Net realized gain (loss) on investments and foreign currency transactions	135,258	(5,073,636)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(23,497,518)	36,476,776
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(22,366,034)	32,023,923
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(94,049)	(1,704,698)
Class B Shares	—	(121,058)
Class C Shares	—	(80,400)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(94,049)	(1,906,156)
Share Transactions:
Proceeds from sale of shares	34,532,564	22,459,805
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated International Equity Fund	—	139,454,962
Net asset value of shares issued to shareholders in payment of distributions declared	83,040	1,738,701
Cost of shares redeemed	(37,822,169)	(29,490,816)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,206,565)	134,162,652
Redemption Fees	14,325	3,064
Change in net assets	(25,652,323)	164,283,483
Net Assets:
Beginning of period	234,343,391	70,059,908
End of period (including undistributed net investment income of $994,567 and $92,390, respectively)	$208,691,068	$234,343,391

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Leaders Fund (formerly, Federated International Value Fund) (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.

On November 20, 2009, the Fund received assets from Federated International Equity Fund as a result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated International Equity Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,596,749	$139,454,962	$17,303,062	$96,575,848	$236,030,810
1	Unrealized Appreciation is included in the Federated International Equity Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

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Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services, shareholder services and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund Semi-Annual Shareholder Report
19

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2010, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(7,226)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,178,213	$25,071,235	1,005,319	$18,112,584
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated International Equity Fund	—	—	4,937,332	105,708,285
Shares issued to shareholders in payment of distributions declared	3,813	83,040	99,533	1,559,682
Shares redeemed	(1,298,741)	(27,096,563)	(1,331,597)	(21,613,630)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(116,715)	$(1,942,288)	4,710,587	$103,766,921
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	129,909	$2,618,907	115,507	$2,051,628
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated International Equity Fund	—	—	268,355	5,466,389
Shares issued to shareholders in payment of distributions declared	—	—	7,966	110,157
Shares redeemed	(214,611)	(4,311,677)	(443,288)	(6,282,997)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(84,702)	$(1,692,770)	(51,460)	$1,345,177
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	339,602	$6,842,422	123,374	$2,295,593
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated International Equity Fund	—	—	1,391,062	28,280,288
Shares issued to shareholders in payment of distributions declared	—	—	4,793	68,862
Shares redeemed	(321,154)	(6,413,929)	(104,548)	(1,594,189)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	18,448	$428,493	1,414,681	$29,050,554
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(182,969)	$(3,206,565)	6,073,808	$134,162,652

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2010, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $10,917, $1,115 and $2,293, respectively. For the year ended November 30, 2009, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $2,357, $433 and $274, respectively.

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4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $193,977,776. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $14,438,611. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,289,216 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,850,605.

At November 30, 2009, the Fund had a capital loss carryforward of $68,900,234 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$7,132,428
2015	$32,016,386
2016	$24,743,792
2017	$5,007,628

As a result of the tax-free transfer of assets from Federated Global Value Fund and Federated International Equity Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the net fee paid to FAS was 0.081% of average daily net assets of the Fund. FAS waived $21,283 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC retained $1,479 of fees paid by the Fund. For the six months ended May 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Directors.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $5,477 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $11,357 of Service Fees for the six months ended May 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC received $4,255 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.81%, 2.56% and 2.56% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors. See Note 11, Subsequent Events.

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Interfund Transactions

During the six months ended May 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,164,423 and $0, respectively.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $1,020. Transactions with the affiliated company during the six months ended May 31, 2010, were as follows:

Affiliate	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	3,747,401	16,692,533	19,858,208	581,726	$581,726	$1,570

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2010, were as follows:

Purchases	$41,152,085
Sales	$40,873,344

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.00% over the higher of the Federal Funds Rate or the London Interbank Offered Rate. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

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9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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11. Subsequent events

Effective June 21, 2010, the Fund's Institutional Shares commenced operations.

Effective June 15, 2010, the Adviser and its affiliates agreed to updated Fee Limits as presented on page 24 of this Semi-Annual Report under the section entitled Expense Limitation. The revised Fee Limits are 1.49%, 2.24% and 2.24% for the Fund's Class A Shares, Class B Shares and Class C Shares, respectively. The revised Termination Date is the later of: (a) January 31, 2012; or (b) the date of the Fund's next effective Prospectus issued on or before March 31, 2012.

In addition, the Board of Directors recently approved an amendment to the Distribution Plan to reduce the distribution (12b-1) fee that may be charged by the Fund's Class A Shares from 0.25% to 0.05% effective June 15, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2010

Federated International Leaders Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report
29

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821

G02455-04 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated International Small-Mid Company Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$31.28	$20.27	$53.10	$41.91	$32.72	$26.28
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	0.03[1]	(0.03)[1]	(0.11)[1]	(0.14)[1]	0.08[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.99)	10.95	(26.58)	11.29	9.50	6.36
TOTAL FROM INVESTMENT OPERATIONS	(2.00)	10.98	(26.61)	11.18	9.36	6.44
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.17)	—
Distributions from net realized gain on investments and foreign currency transactions	—	—	(6.22)	—	—	—
TOTAL DISTRIBUTIONS	—	—	(6.22)	—	(0.17)	—
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
Regulatory Settlement Proceeds	—	0.03[3]	—	0.01[3]	—	—
Net Asset Value, End of Period	$29.28	$31.28	$20.27	$53.10	$41.91	$32.72
Total Return[4]	(6.39)%	54.32%[3]	(56.62)%	26.70%[3,5]	28.71%	24.51%
Ratios to Average Net Assets:
Net expenses	1.80%[6]	1.80%	1.82%	1.81%	1.84%	1.88%[7]
Net investment income (loss)	(0.04)%[6]	0.14%	(0.08)%	(0.22)%	(0.36)%	0.28%
Expense waiver/reimbursement[8]	0.18%[6]	0.20%	0.09%	0.00%[9]	0.00%[9]	0.00%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$203,617	$243,049	$180,093	$520,998	$341,692	$245,837
Portfolio turnover	34%	125%	55%	56%	70%	79%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2009 and 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.15% and 0.02%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	During the year ended November 30, 2007, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.88% for the year ended November 30, 2005, after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.92	$18.23	$48.75	$38.76	$30.34	$24.56
Income From Investment Operations:
Net investment income (loss)	(0.12)[1]	(0.14)[1]	(0.32)[1]	(0.40)[1]	(0.38)[1]	(0.14)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.77)	9.80	(23.98)	10.38	8.80	5.92
TOTAL FROM INVESTMENT OPERATIONS	(1.89)	9.66	(24.30)	9.98	8.42	5.78
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(6.22)	—	—	—
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
Regulatory Settlement Proceeds	—	0.03[3]	—	0.01[3]	—	—
Net Asset Value, End of Period	$26.03	$27.92	$18.23	$48.75	$38.76	$30.34
Total Return[4]	(6.77)%	53.15%[3]	(56.98)%	25.77%[3,5]	27.75%	23.53%
Ratios to Average Net Assets:
Net expenses	2.60%[6]	2.60%	2.58%	2.56%	2.59%	2.63%[7]
Net investment income (loss)	(0.87)%[6]	(0.65)%	(0.83)%	(0.89)%	(1.09)%	(0.52)%
Expense waiver/reimbursement[8]	0.13%[6]	0.16%	0.09%	0.00%[9]	0.00%[9]	0.00%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,638	$20,141	$18,485	$105,868	$128,181	$141,634
Portfolio turnover	34%	125%	55%	56%	70%	79%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2009 and 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.16% and 0.02%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	During the year ended November 30, 2007, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.63% for the year ended November 30, 2005, after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended November 30,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$27.90	$18.22	$48.70	$38.72	$30.31	$24.53
Income From Investment Operations:
Net investment income (loss)	(0.12)[1]	(0.14)[1]	(0.29)[1]	(0.42)[1]	(0.39)[1]	(0.13)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.77)	9.79	(23.97)	10.39	8.80	5.91
TOTAL FROM INVESTMENT OPERATIONS	(1.89)	9.65	(24.26)	9.97	8.41	5.78
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—	—	(6.22)	—	—	—
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
Regulatory Settlement Proceeds	—	0.03[3]	—	0.01[3]	—	—
Net Asset Value, End of Period	$26.01	$27.90	$18.22	$48.70	$38.72	$30.31
Total Return[4]	(6.77)%	53.13%[3]	(56.95)%	25.77%[3,5]	27.75%	23.56%[5]
Ratios to Average Net Assets:
Net expenses	2.60%[6]	2.60%	2.57%	2.55%	2.59%	2.63%[7]
Net investment income (loss)	(0.82)%[6]	(0.64)%	(0.83)%	(0.92)%	(1.10)%	(0.49)%
Expense waiver/reimbursement[8]	0.13%[6]	0.16%	0.09%	0.00%[9]	0.00%[9]	0.00%[9]
Supplemental Data:
Net assets, end of period (000 omitted)	$35,196	$44,062	$33,250	$85,229	$70,353	$56,292
Portfolio turnover	34%	125%	55%	56%	70%	79%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	During the years ended November 30, 2009 and 2007, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.16% and 0.02%, respectively, on the total returns.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	During the years ended November 30, 2007 and 2005, the Fund was reimbursed by the Adviser, which had an impact of 0.02% and 0.04%, respectively, on the total returns.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.63% for the year ended November 30, 2005, after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$936.10	$8.69
Class B Shares	$1,000	$932.30	$12.53
Class C Shares	$1,000	$932.30	$12.53
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.96	$9.05
Class B Shares	$1,000	$1,011.97	$13.04
Class C Shares	$1,000	$1,011.97	$13.04
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.80%
Class B Shares	2.60%
Class C Shares	2.60%
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5

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	17.4%
Germany	8.6%
Canada	7.5%
Brazil	7.1%
Korea	6.9%
Japan	5.0%
France	4.2%
Singapore	4.0%
Switzerland	4.0%
Netherlands	3.9%
Cayman Islands	2.8%
China	2.5%
Spain	2.4%
Israel	2.1%
Austria	2.0%
Italy	2.0%
Sweden	2.0%
Hong Kong	1.8%
Ireland	1.4%
Indonesia	1.2%
Thailand	1.2%
Bermuda	1.1%
Norway	1.1%
Gibraltar	1.0%
Russia	1.0%
Chile	0.9%
Jersey Channel Isle	0.9%
Mexico	0.8%
Luxembourg	0.7%
Denmark	0.4%
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6

Country	Percentage of Total Net Assets
Other[2]	1.0%
Cash Equivalents[3]	1.5%
Other Assets and Liabilities — Net[4]	(0.4)%
TOTAL	100.0%

At May 31, 2010, the Fund's sector classification composition5 was as follows:

Sector Classification	Percentage of Total Net Assets
Industrials	27.0%
Information Technology	17.0%
Consumer Discretionary	16.4%
Materials	12.1%
Health Care	8.4%
Energy	8.1%
Financials	4.8%
Consumer Staples	3.5%
Telecommunication Services	0.6%
Other[2]	1.0%
Cash Equivalents[3]	1.5%
Other Assets and Liabilities — Net[4]	(0.4)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other includes an exchange-traded fund.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Except for Other, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

May 31, 2010 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 97.9%
		Austria – 2.0%
63,157		Andritz AG	3,476,631
44,800		Bwin Interactive Entertainment AG	2,067,438
		TOTAL	5,544,069
		Bermuda – 1.1%
161,237		Invesco Ltd.	2,992,559
		Brazil – 7.1%
209,300	[1]	CETIP SA	1,727,006
269	[1]	CETIP SA, Rights	396
366,800		Diagnosticos da America	3,026,593
324,923		Fibria Celulose SA, ADR	5,185,771
248,800	[1]	Fleury SA	2,445,145
294,000	[1]	Hypermarcas SA	4,001,025
154,900		Lojas Renner SA	3,684,131
		TOTAL	20,070,067
		Canada – 7.5%
79,700		Agrium, Inc.	4,369,717
280,600	[1]	HudBay Minerals, Inc.	3,183,546
38,600		National Bank of Canada, Montreal	2,110,823
118,600		SNC-Lavalin Group, Inc.	5,220,023
84,400		Teck Cominco Ltd., Class B	2,871,076
354,900	[1]	Thompson Creek Metals Co., Inc.	3,495,765
		TOTAL	21,250,950
		Cayman Islands – 2.8%
798,853		Comba Telecom Systems Holdings Ltd.	942,718
2,900,000	[1]	Lonking Holdings Ltd.	1,778,366
2,466,000		Minth Group Ltd.	3,207,919
1,378,500		Parkson Retail Group Ltd.	2,133,080
		TOTAL	8,062,083
		Chile – 0.9%
80,100		Sociedad Quimica Y Minera de Chile, ADR	2,687,355
		China – 2.5%
1,732,422		Anta Sports Products Ltd.	2,925,673
420,000		Hengan International Group Co., Ltd.	3,022,942
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8

Shares			Value in U.S. Dollars
335,156		Shandong Weigao Group Medical Polymer Co., Ltd.	1,273,805
		TOTAL	7,222,420
		Denmark – 0.4%
82,000		H. Lundbeck AS	1,198,564
		France – 4.2%
43,870		Cap Gemini SA	1,998,980
124,202	[1]	Faurecia	1,938,427
357,889		STMicroelectronics NV	2,787,325
83,603		Saft Groupe SA	2,570,666
183,069		Tf1 — Tv Francaise	2,594,738
		TOTAL	11,890,136
		Germany, Federal Republic of – 8.6%
29,678		Adidas AG	1,467,400
116,200		Aixtron AG	3,135,738
129,584		GEA Group AG	2,575,072
143,672		Gildemeister AG	1,510,615
82,100		Hochtief AG	5,252,495
474,188	[1]	Infineon Technologies AG	2,646,964
58,029		Lanxess	2,350,093
152,770		Leoni AG	3,092,891
57,495		Symrise AG	1,186,232
106,143		Wire Card AG	1,084,640
		TOTAL	24,302,140
		Gibraltar – 1.0%
745,576	[1]	PartyGaming PLC	2,807,454
		Hong Kong – 1.8%
386,800	[1]	Dah Sing Financial Group	2,035,725
2,150,400		Lee & Man Paper Manufacturing Ltd.	1,609,133
1,792,500		Techtronic Industries Co.	1,560,602
		TOTAL	5,205,460
		Indonesia – 1.2%
1,749,000		PT United Tractors	3,346,868
		Ireland – 1.4%
50,900		Ingersoll-Rand PLC, Class A	1,899,079
94,900	[1]	Warner Chilcott PLC	2,194,088
		TOTAL	4,093,167
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9

Shares			Value in U.S. Dollars
		Israel – 2.1%
72,900	[1]	Amdocs Ltd.	2,077,650
133,465	[1]	NICE-Systems Ltd., ADR	3,979,926
		TOTAL	6,057,576
		Italy – 2.0%
172,823		Trevi Finanziaria SpA	2,597,133
412,500	[1]	Yoox SpA	2,966,437
		TOTAL	5,563,570
		Japan – 5.0%
46,100		Disco Corp.	3,094,184
156,900	[1]	Elpida Memory, Inc.	2,791,392
122,200		Hitachi Construction Machinery Co., Ltd.	2,470,958
102,000		JGC Corp.	1,595,224
115,200		THK Co., Ltd.	2,341,808
33,400		Tokyo Electron Ltd.	1,953,089
		TOTAL	14,246,655
		Jersey Channel Isle – 0.9%
349,707		United Business Media Ltd.	2,574,426
		Korea, Republic Of – 6.9%
75,687	[1]	Eugene Technology Company Ltd.	972,220
140,670	[1]	Hynix Semiconductor, Inc.	2,992,493
150,840	[1]	Iljin Display Co., Ltd.	1,358,975
115,680		Kia Motors Corp.	2,983,459
30,000		Korean Air Co., Ltd.	1,786,217
30,672		LG Corp.	1,706,784
126,360		LG Display Co., Ltd.	4,571,189
27,559		Samsung Electro-Mechanics Co.	3,187,590
		TOTAL	19,558,927
		Luxembourg – 0.7%
161,250	[1]	L'Occitane International SA	327,159
22,200		Millicom International Cellular SA	1,774,446
		TOTAL	2,101,605
		Mexico – 0.8%
734,600	[1]	Genomma Lab Internacional SA	2,339,147
		Netherlands – 3.9%
97,419		ASM Lithography Holding NV	2,751,670
49,916		Fugro NV	2,582,382
126,247		Imtech NV	3,332,371
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Shares			Value in U.S. Dollars
109,414	[1]	Qiagen NV	2,284,320
		TOTAL	10,950,743
		Norway – 1.1%
58,050		Fred Olsen Energy ASA	1,699,305
47,400		Yara International ASA	1,402,663
		TOTAL	3,101,968
		Russia – 1.0%
140,500		Wimm-Bill-Dann Foods OJSC, ADR	2,950,500
		Singapore – 4.0%
2,359,000		Ho Bee Investment Ltd.	2,370,168
483,000		Keppel Corp. Ltd.	3,003,156
995,300		Keppel Land Ltd.	2,462,538
1,204,000		Sembcorp Marine Ltd.	3,434,281
		TOTAL	11,270,143
		Spain – 2.4%
149,065		Obrascon Huarte Lain, SA	3,721,447
65,626		Tecnicas Reunidas SA	3,181,750
		TOTAL	6,903,197
		Sweden – 2.0%
182,000		Assa Abloy AB, Class B	3,648,010
100,523		Getinge AB, Class B	1,982,246
		TOTAL	5,630,256
		Switzerland – 4.0%
102,543		Adecco SA	4,953,255
185,000		Clariant AG	2,151,534
100,600		Nobel Biocare Holding AG	1,914,674
21,600		Sonova Holding AG	2,324,475
		TOTAL	11,343,938
		Thailand – 1.2%
192,400		Banpu Public Co. Ltd.	3,378,695
		United Kingdom – 17.4%
418,092	[1]	ASOS PLC	4,077,080
256,749		Aggreko PLC	4,681,366
432,785		Amec PLC	4,954,159
116,824		Antofagasta Holdings PLC	1,487,390
234,318	[1]	Autonomy Corp. PLC	5,918,698
256,712		Capita Group PLC	2,892,675
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11

Shares			Value in U.S. Dollars
454,158		Cobham PLC	1,514,696
492,729	[1]	Cookson Group PLC	3,369,760
187,564	[1]	Dana Petroleum PLC	2,842,853
1,758,554		Game Group PLC	2,332,600
146,861		Kazakhmys PLC	2,506,071
374,406		Rightmove PLC	3,766,599
34,586,010	[1]	Rolls-Royce Group PLC	50,011
221,727		Rolls-Royce Group PLC	1,884,313
318,118		Smith & Nephew PLC	2,878,600
273,943		Wellstream Holdings PLC	2,140,598
465,861		Wood Group (John) PLC	2,240,447
		TOTAL	49,537,916
		TOTAL COMMON STOCKS (IDENTIFIED COST $234,321,703)	278,182,554
		EXCHANGE-TRADED FUND – 1.0%
77,157		iShares MSCI Emerging Market Index Fund (IDENTIFIED COST $1,877,029)	2,939,682
		MUTUAL FUND – 1.5%
4,179,481	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.24% (AT NET ASSET VALUE)	4,179,481
		TOTAL INVESTMENTS — 100.4% (IDENTIFIED COST $240,378,213)[4]	285,301,717
		OTHER ASSETS AND LIABILITIES - NET — (0.4)%[5]	(1,256,088)
		TOTAL NET ASSETS — 100%	$284,045,629

At May 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
6/1/2010	473,153 Pound Sterling	$691,135	$(6,884)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

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12

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,077,650	$ —	$ —	$2,077,650
International	62,464,880	213,640,024	—	276,104,904
Exchange-Traded Fund	2,939,682	—	—	2,939,682
Mutual Fund	4,179,481	—	—	4,179,481
TOTAL SECURITIES	$71,661,693	$213,640,024	$ —	$285,301,717
OTHER FINANCIAL INSTRUMENTS*	$(6,884)	$ —	$ —	$(6,884)
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $4,179,481 of investments in an affiliated issuer (Note 5) (identified cost $240,378,213)		$285,301,717
Cash		4,929
Cash denominated in foreign currencies (identified cost $1,581,386)		1,581,524
Income receivable		896,172
Receivable for shares sold		136,971
Other assets		269,603
TOTAL ASSETS		288,190,916
Liabilities:
Payable for investments purchased	$2,923,809
Payable for shares redeemed	677,926
Payable for foreign exchange contracts	6,884
Payable for capital gains taxes withheld	225,099
Payable for transfer and dividend disbursing agent fees and expenses	149,747
Payable for Directors'/Trustees' fees	2,778
Payable for distribution services fee (Note 5)	70,600
Payable for shareholder services fee (Note 5)	13,393
Accrued expenses	75,051
TOTAL LIABILITIES		4,145,287
Net assets for 9,914,039 shares outstanding		$284,045,629
Net Assets Consist of:
Paid-in capital		$309,828,123
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		44,875,297
Accumulated net realized loss on investments and foreign currency transactions		(70,397,977)
Accumulated net investment income (loss)		(259,814)
TOTAL NET ASSETS		$284,045,629
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($203,617,398 ÷ 6,954,042 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$29.28
Offering price per share (100/94.50 of $29.28)	$30.98
Redemption proceeds per share (98.00/100 of $29.28)	$28.69
Class B Shares:
Net asset value per share ($15,638,476 ÷ 600,792 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$26.03
Offering price per share	$26.03
Redemption proceeds per share (92.50/100 of $26.03)	$24.08
Class C Shares:
Net asset value per share ($35,196,114 ÷ 1,353,330 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$26.01
Offering price per share	$26.01
Redemption proceeds per share (97.00/100 of $26.01)	$25.23
Institutional Shares:
Net asset value per share ($29,593,641 ÷ 1,005,875 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$29.42
Offering price per share	$29.42
Redemption proceeds per share (98.00/100 of $29.42)	$28.83

See Notes which are an integral part of the Financial Statements

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15

Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Dividends (including $4,973 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $304,102)		$2,896,068
Interest		2,070
TOTAL INCOME		2,898,138
Expenses:
Investment adviser fee (Note 5)	$2,046,777
Administrative personnel and services fee (Note 5)	134,631
Custodian fees	116,403
Transfer and dividend disbursing agent fees and expenses	396,511
Directors'/Trustees' fees	964
Auditing fees	14,027
Legal fees	6,047
Portfolio accounting fees	41,202
Distribution services fee — Class A Shares (Note 5)	295,065
Distribution services fee — Class B Shares (Note 5)	70,582
Distribution services fee — Class C Shares (Note 5)	149,932
Shareholder services fee — Class B Shares (Note 5)	23,527
Shareholder services fee — Class C Shares (Note 5)	49,795
Account administration fee — Class C Shares	191
Share registration costs	25,670
Printing and postage	40,486
Insurance premiums	2,358
Taxes	12,011
Miscellaneous	3,295
TOTAL EXPENSES	3,429,474
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16

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(202,486)
Waiver of administrative personnel and services fee	(10,023)
Waiver of distribution services fee — Class A Shares	(59,013)
TOTAL WAIVERS AND REIMBURSEMENT		$(271,522)
Net expenses			$3,157,952
Net investment income (loss)			(259,814)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $48,613)			23,658,662
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(42,785,447)
Net realized and unrealized loss on investments and foreign currency transactions			(19,126,785)
Change in net assets resulting from operations			$(19,386,599)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	YearEnded 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(259,814)	$1,520
Net realized gain (loss) on investments and foreign currency transactions	23,658,662	(12,502,175)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(42,785,447)	133,688,901
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(19,386,599)	121,188,246
Share Transactions:
Proceeds from sale of shares	27,621,775	53,106,440
Cost of shares redeemed	(64,310,023)	(86,426,404)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(36,688,248)	(33,319,964)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	—	351,700
Redemption Fees	13,632	42,010
Change in net assets	(56,061,215)	88,261,992
Net Assets:
Beginning of period	340,106,844	251,844,852
End of period (including accumulated net investment income (loss) of $(259,814) and $0, respectively)	$284,045,629	$340,106,844

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
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type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	—	$ —	Payable for foreign exchange contracts	$6,884

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(19,191)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$8,231

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	600,605	$19,174,650	1,605,150	$38,837,377
Shares redeemed	(1,416,079)	(44,890,366)	(2,721,746)	(63,673,163)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(815,474)	$(25,715,716)	(1,116,596)	$(24,835,786)
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	29,875	$863,172	107,033	$2,406,100
Shares redeemed	(150,452)	(4,287,699)	(399,405)	(8,276,321)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(120,577)	$(3,424,527)	(292,372)	$(5,870,221)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	127,026	$3,621,954	213,479	$4,701,611
Shares redeemed	(353,209)	(10,035,103)	(459,052)	(9,488,268)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(226,183)	$(6,413,149)	(245,573)	$(4,786,657)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	122,216	$3,961,999	281,278	$7,161,352
Shares redeemed	(162,625)	(5,096,855)	(220,940)	(4,988,652)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(40,409)	$(1,134,856)	60,338	$2,172,700
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,202,643)	$(36,688,248)	(1,594,203)	$(33,319,964)

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2010, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $9,822, $775, $1,671 and $1,364, respectively. For the year ended November 30, 2009, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $30,064, $2,920, $5,535 and $3,491, respectively.

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4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $240,378,213. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $44,923,504. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $60,919,940 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,996,436.

At November 30, 2009, the Fund had a capital loss carryforward of $93,865,953 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$83,411,424
2017	$10,454,529

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the Adviser voluntarily waived $199,117 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,023 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, FSC voluntarily waived $59,013 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC did not retain any fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $2,585 in sales charges from the sale of Class A Shares. FSC also retained $336 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund. For the six months ended May 31, 2010, the Fund's Class A Shares did not incur Service Fees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.80%, 2.60%, 2.60% and 1.60% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

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General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $3,369. Transactions with the affiliated company during the six months ended May 31, 2010, were as follows:

Affiliate	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	3,481,268	95,211,079	94,512,866	4,179,481	$4,179,481	$4,973

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2010, were as follows:

Purchases	$108,626,344
Sales	$140,156,404

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.00% over the higher of the Federal Funds Rate or the London Interbank Offered Rate. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

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10. regulatory settlement proceeds

During the year ended November 30, 2009, the Fund received $351,700 in settlement of administrative proceedings against other unaffliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2010

Federated International Small-Mid Company Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
31

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
32

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
35

Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722

G01743-02 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated International Small-Mid Company Fund

A Portfolio of Federated World Investment Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2010	Year Ended 11/30/2009	Period Ended 11/30/2008[1]
Net Asset Value, Beginning of Period	$31.40	$20.30	$41.46
Income From Investment Operations:
Net investment income	0.03[2]	0.08[2]	0.05[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.01)	10.99	(21.21)
TOTAL FROM INVESTMENT OPERATIONS	(1.98)	11.07	(21.16)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]
Regulatory Settlement Proceeds	—	0.03[4]	—
Net Asset Value, End of Period	$29.42	$31.40	$20.30
Total Return[5]	(6.31)%	54.68%[4]	(51.04)%
Ratios to Average Net Assets:
Net expenses	1.60%[6]	1.60%	1.55%[6]
Net investment income	0.20%[6]	0.31%	0.18%[6]
Expense waiver/reimbursement[7]	0.13%[6]	0.16%	0.09%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$29,594	$32,854	$20,018
Portfolio turnover	34%	125%	55%[8]
1	Reflects operations for the period from March 31, 2008 (date of initial investment) to November 30, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the year ended November 30, 2009, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.15% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2008.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$936.90	$7.73
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,016.95	$8.05
1	Expenses are equal to the Fund's annualized net expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	17.4%
Germany	8.6%
Canada	7.5%
Brazil	7.1%
Korea	6.9%
Japan	5.0%
France	4.2%
Singapore	4.0%
Switzerland	4.0%
Netherlands	3.9%
Cayman Islands	2.8%
China	2.5%
Spain	2.4%
Israel	2.1%
Austria	2.0%
Italy	2.0%
Sweden	2.0%
Hong Kong	1.8%
Ireland	1.4%
Indonesia	1.2%
Thailand	1.2%
Bermuda	1.1%
Norway	1.1%
Gibraltar	1.0%
Russia	1.0%
Chile	0.9%
Jersey Channel Isle	0.9%
Mexico	0.8%
Luxembourg	0.7%
Denmark	0.4%
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Country	Percentage of Total Net Assets
Other[2]	1.0%
Cash Equivalents[3]	1.5%
Other Assets and Liabilities — Net[4]	(0.4)%
TOTAL	100.0%

At May 31, 2010, the Fund's sector classification composition5 was as follows:

Sector Classification	Percentage of Total Net Assets
Industrials	27.0%
Information Technology	17.0%
Consumer Discretionary	16.4%
Materials	12.1%
Health Care	8.4%
Energy	8.1%
Financials	4.8%
Consumer Staples	3.5%
Telecommunication Services	0.6%
Other[2]	1.0%
Cash Equivalents[3]	1.5%
Other Assets and Liabilities — Net[4]	(0.4)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	Other includes an exchange-traded fund.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Except for Other, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments

May 31, 2010 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS – 97.9%
		Austria – 2.0%
63,157		Andritz AG	3,476,631
44,800		Bwin Interactive Entertainment AG	2,067,438
		TOTAL	5,544,069
		Bermuda – 1.1%
161,237		Invesco Ltd.	2,992,559
		Brazil – 7.1%
209,300	[1]	CETIP SA	1,727,006
269	[1]	CETIP SA, Rights	396
366,800		Diagnosticos da America	3,026,593
324,923		Fibria Celulose SA, ADR	5,185,771
248,800	[1]	Fleury SA	2,445,145
294,000	[1]	Hypermarcas SA	4,001,025
154,900		Lojas Renner SA	3,684,131
		TOTAL	20,070,067
		Canada – 7.5%
79,700		Agrium, Inc.	4,369,717
280,600	[1]	HudBay Minerals, Inc.	3,183,546
38,600		National Bank of Canada, Montreal	2,110,823
118,600		SNC-Lavalin Group, Inc.	5,220,023
84,400		Teck Cominco Ltd., Class B	2,871,076
354,900	[1]	Thompson Creek Metals Co., Inc.	3,495,765
		TOTAL	21,250,950
		Cayman Islands – 2.8%
798,853		Comba Telecom Systems Holdings Ltd.	942,718
2,900,000	[1]	Lonking Holdings Ltd.	1,778,366
2,466,000		Minth Group Ltd.	3,207,919
1,378,500		Parkson Retail Group Ltd.	2,133,080
		TOTAL	8,062,083
		Chile – 0.9%
80,100		Sociedad Quimica Y Minera de Chile, ADR	2,687,355
		China – 2.5%
1,732,422		Anta Sports Products Ltd.	2,925,673
420,000		Hengan International Group Co., Ltd.	3,022,942
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Shares			Value in U.S. Dollars
335,156		Shandong Weigao Group Medical Polymer Co., Ltd.	1,273,805
		TOTAL	7,222,420
		Denmark – 0.4%
82,000		H. Lundbeck AS	1,198,564
		France – 4.2%
43,870		Cap Gemini SA	1,998,980
124,202	[1]	Faurecia	1,938,427
357,889		STMicroelectronics NV	2,787,325
83,603		Saft Groupe SA	2,570,666
183,069		Tf1 — Tv Francaise	2,594,738
		TOTAL	11,890,136
		Germany, Federal Republic of – 8.6%
29,678		Adidas AG	1,467,400
116,200		Aixtron AG	3,135,738
129,584		GEA Group AG	2,575,072
143,672		Gildemeister AG	1,510,615
82,100		Hochtief AG	5,252,495
474,188	[1]	Infineon Technologies AG	2,646,964
58,029		Lanxess	2,350,093
152,770		Leoni AG	3,092,891
57,495		Symrise AG	1,186,232
106,143		Wire Card AG	1,084,640
		TOTAL	24,302,140
		Gibraltar – 1.0%
745,576	[1]	PartyGaming PLC	2,807,454
		Hong Kong – 1.8%
386,800	[1]	Dah Sing Financial Group	2,035,725
2,150,400		Lee & Man Paper Manufacturing Ltd.	1,609,133
1,792,500		Techtronic Industries Co.	1,560,602
		TOTAL	5,205,460
		Indonesia – 1.2%
1,749,000		PT United Tractors	3,346,868
		Ireland – 1.4%
50,900		Ingersoll-Rand PLC, Class A	1,899,079
94,900	[1]	Warner Chilcott PLC	2,194,088
		TOTAL	4,093,167
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Shares			Value in U.S. Dollars
		Israel – 2.1%
72,900	[1]	Amdocs Ltd.	2,077,650
133,465	[1]	NICE-Systems Ltd., ADR	3,979,926
		TOTAL	6,057,576
		Italy – 2.0%
172,823		Trevi Finanziaria SpA	2,597,133
412,500	[1]	Yoox SpA	2,966,437
		TOTAL	5,563,570
		Japan – 5.0%
46,100		Disco Corp.	3,094,184
156,900	[1]	Elpida Memory, Inc.	2,791,392
122,200		Hitachi Construction Machinery Co., Ltd.	2,470,958
102,000		JGC Corp.	1,595,224
115,200		THK Co., Ltd.	2,341,808
33,400		Tokyo Electron Ltd.	1,953,089
		TOTAL	14,246,655
		Jersey Channel Isle – 0.9%
349,707		United Business Media Ltd.	2,574,426
		Korea, Republic Of – 6.9%
75,687	[1]	Eugene Technology Company Ltd.	972,220
140,670	[1]	Hynix Semiconductor, Inc.	2,992,493
150,840	[1]	Iljin Display Co., Ltd.	1,358,975
115,680		Kia Motors Corp.	2,983,459
30,000		Korean Air Co., Ltd.	1,786,217
30,672		LG Corp.	1,706,784
126,360		LG Display Co., Ltd.	4,571,189
27,559		Samsung Electro-Mechanics Co.	3,187,590
		TOTAL	19,558,927
		Luxembourg – 0.7%
161,250	[1]	L'Occitane International SA	327,159
22,200		Millicom International Cellular SA	1,774,446
		TOTAL	2,101,605
		Mexico – 0.8%
734,600	[1]	Genomma Lab Internacional SA	2,339,147
		Netherlands – 3.9%
97,419		ASM Lithography Holding NV	2,751,670
49,916		Fugro NV	2,582,382
126,247		Imtech NV	3,332,371
Semi-Annual Shareholder Report
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Shares			Value in U.S. Dollars
109,414	[1]	Qiagen NV	2,284,320
		TOTAL	10,950,743
		Norway – 1.1%
58,050		Fred Olsen Energy ASA	1,699,305
47,400		Yara International ASA	1,402,663
		TOTAL	3,101,968
		Russia – 1.0%
140,500		Wimm-Bill-Dann Foods OJSC, ADR	2,950,500
		Singapore – 4.0%
2,359,000		Ho Bee Investment Ltd.	2,370,168
483,000		Keppel Corp. Ltd.	3,003,156
995,300		Keppel Land Ltd.	2,462,538
1,204,000		Sembcorp Marine Ltd.	3,434,281
		TOTAL	11,270,143
		Spain – 2.4%
149,065		Obrascon Huarte Lain, SA	3,721,447
65,626		Tecnicas Reunidas SA	3,181,750
		TOTAL	6,903,197
		Sweden – 2.0%
182,000		Assa Abloy AB, Class B	3,648,010
100,523		Getinge AB, Class B	1,982,246
		TOTAL	5,630,256
		Switzerland – 4.0%
102,543		Adecco SA	4,953,255
185,000		Clariant AG	2,151,534
100,600		Nobel Biocare Holding AG	1,914,674
21,600		Sonova Holding AG	2,324,475
		TOTAL	11,343,938
		Thailand – 1.2%
192,400		Banpu Public Co. Ltd.	3,378,695
		United Kingdom – 17.4%
418,092	[1]	ASOS PLC	4,077,080
256,749		Aggreko PLC	4,681,366
432,785		Amec PLC	4,954,159
116,824		Antofagasta Holdings PLC	1,487,390
234,318	[1]	Autonomy Corp. PLC	5,918,698
256,712		Capita Group PLC	2,892,675
Semi-Annual Shareholder Report
9

Shares			Value in U.S. Dollars
454,158		Cobham PLC	1,514,696
492,729	[1]	Cookson Group PLC	3,369,760
187,564	[1]	Dana Petroleum PLC	2,842,853
1,758,554		Game Group PLC	2,332,600
146,861		Kazakhmys PLC	2,506,071
374,406		Rightmove PLC	3,766,599
34,586,010	[1]	Rolls-Royce Group PLC	50,011
221,727		Rolls-Royce Group PLC	1,884,313
318,118		Smith & Nephew PLC	2,878,600
273,943		Wellstream Holdings PLC	2,140,598
465,861		Wood Group (John) PLC	2,240,447
		TOTAL	49,537,916
		TOTAL COMMON STOCKS (IDENTIFIED COST $234,321,703)	278,182,554
		EXCHANGE-TRADED FUND – 1.0%
77,157		iShares MSCI Emerging Market Index Fund (IDENTIFIED COST $1,877,029)	2,939,682
		MUTUAL FUND – 1.5%
4,179,481	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.24% (AT NET ASSET VALUE)	4,179,481
		TOTAL INVESTMENTS — 100.4% (IDENTIFIED COST $240,378,213)[4]	285,301,717
		OTHER ASSETS AND LIABILITIES - NET — (0.4)%[5]	(1,256,088)
		TOTAL NET ASSETS — 100%	$284,045,629

At May 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Purchased:
6/1/2010	473,153 Pound Sterling	$691,135	$(6,884)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,077,650	$ —	$ —	$2,077,650
International	62,464,880	213,640,024	—	276,104,904
Exchange-Traded Fund	2,939,682	—	—	2,939,682
Mutual Fund	4,179,481	—	—	4,179,481
TOTAL SECURITIES	$71,661,693	$213,640,024	$ —	$285,301,717
OTHER FINANCIAL INSTRUMENTS*	$(6,884)	$ —	$ —	$(6,884)
*	Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $4,179,481 of investments in an affiliated issuer (Note 5) (identified cost $240,378,213)		$285,301,717
Cash		4,929
Cash denominated in foreign currencies (identified cost $1,581,386)		1,581,524
Income receivable		896,172
Receivable for shares sold		136,971
Other assets		269,603
TOTAL ASSETS		288,190,916
Liabilities:
Payable for investments purchased	$2,923,809
Payable for shares redeemed	677,926
Payable for foreign exchange contracts	6,884
Payable for capital gains taxes withheld	225,099
Payable for transfer and dividend disbursing agent fees and expenses	149,747
Payable for Directors'/Trustees' fees	2,778
Payable for distribution services fee (Note 5)	70,600
Payable for shareholder services fee (Note 5)	13,393
Accrued expenses	75,051
TOTAL LIABILITIES		4,145,287
Net assets for 9,914,039 shares outstanding		$284,045,629
Net Assets Consist of:
Paid-in capital		$309,828,123
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		44,875,297
Accumulated net realized loss on investments and foreign currency transactions		(70,397,977)
Accumulated net investment income (loss)		(259,814)
TOTAL NET ASSETS		$284,045,629
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($203,617,398 ÷ 6,954,042 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$29.28
Offering price per share (100/94.50 of $29.28)	$30.98
Redemption proceeds per share (98.00/100 of $29.28)	$28.69
Class B Shares:
Net asset value per share ($15,638,476 ÷ 600,792 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$26.03
Offering price per share	$26.03
Redemption proceeds per share (92.50/100 of $26.03)	$24.08
Class C Shares:
Net asset value per share ($35,196,114 ÷ 1,353,330 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$26.01
Offering price per share	$26.01
Redemption proceeds per share (97.00/100 of $26.01)	$25.23
Institutional Shares:
Net asset value per share ($29,593,641 ÷ 1,005,875 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$29.42
Offering price per share	$29.42
Redemption proceeds per share (98.00/100 of $29.42)	$28.83

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended May 31, 2010 (unaudited)

Investment Income:
Dividends (including $4,973 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $304,102)		$2,896,068
Interest		2,070
TOTAL INCOME		2,898,138
Expenses:
Investment adviser fee (Note 5)	$2,046,777
Administrative personnel and services fee (Note 5)	134,631
Custodian fees	116,403
Transfer and dividend disbursing agent fees and expenses	396,511
Directors'/Trustees' fees	964
Auditing fees	14,027
Legal fees	6,047
Portfolio accounting fees	41,202
Distribution services fee — Class A Shares (Note 5)	295,065
Distribution services fee — Class B Shares (Note 5)	70,582
Distribution services fee — Class C Shares (Note 5)	149,932
Shareholder services fee — Class B Shares (Note 5)	23,527
Shareholder services fee — Class C Shares (Note 5)	49,795
Account administration fee — Class C Shares	191
Share registration costs	25,670
Printing and postage	40,486
Insurance premiums	2,358
Taxes	12,011
Miscellaneous	3,295
TOTAL EXPENSES	3,429,474
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Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(202,486)
Waiver of administrative personnel and services fee	(10,023)
Waiver of distribution services fee — Class A Shares	(59,013)
TOTAL WAIVERS AND REIMBURSEMENT		$(271,522)
Net expenses			$3,157,952
Net investment income (loss)			(259,814)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $48,613)			23,658,662
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(42,785,447)
Net realized and unrealized loss on investments and foreign currency transactions			(19,126,785)
Change in net assets resulting from operations			$(19,386,599)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2010	YearEnded 11/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(259,814)	$1,520
Net realized gain (loss) on investments and foreign currency transactions	23,658,662	(12,502,175)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(42,785,447)	133,688,901
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(19,386,599)	121,188,246
Share Transactions:
Proceeds from sale of shares	27,621,775	53,106,440
Cost of shares redeemed	(64,310,023)	(86,426,404)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(36,688,248)	(33,319,964)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 10)	—	351,700
Redemption Fees	13,632	42,010
Change in net assets	(56,061,215)	88,261,992
Net Assets:
Beginning of period	340,106,844	251,844,852
End of period (including accumulated net investment income (loss) of $(259,814) and $0, respectively)	$284,045,629	$340,106,844

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2010 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report
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monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	—	$ —	Payable for foreign exchange contracts	$6,884

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(19,191)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$8,231

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	600,605	$19,174,650	1,605,150	$38,837,377
Shares redeemed	(1,416,079)	(44,890,366)	(2,721,746)	(63,673,163)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(815,474)	$(25,715,716)	(1,116,596)	$(24,835,786)
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	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	29,875	$863,172	107,033	$2,406,100
Shares redeemed	(150,452)	(4,287,699)	(399,405)	(8,276,321)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(120,577)	$(3,424,527)	(292,372)	$(5,870,221)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	127,026	$3,621,954	213,479	$4,701,611
Shares redeemed	(353,209)	(10,035,103)	(459,052)	(9,488,268)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(226,183)	$(6,413,149)	(245,573)	$(4,786,657)
	Six Months Ended 5/31/2010		Year Ended 11/30/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	122,216	$3,961,999	281,278	$7,161,352
Shares redeemed	(162,625)	(5,096,855)	(220,940)	(4,988,652)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(40,409)	$(1,134,856)	60,338	$2,172,700
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,202,643)	$(36,688,248)	(1,594,203)	$(33,319,964)

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2010, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $9,822, $775, $1,671 and $1,364, respectively. For the year ended November 30, 2009, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $30,064, $2,920, $5,535 and $3,491, respectively.

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4. FEDERAL TAX INFORMATION

At May 31, 2010, the cost of investments for federal tax purposes was $240,378,213. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $44,923,504. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $60,919,940 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,996,436.

At November 30, 2009, the Fund had a capital loss carryforward of $93,865,953 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$83,411,424
2017	$10,454,529

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the Adviser voluntarily waived $199,117 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,023 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2010, FSC voluntarily waived $59,013 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2010, FSC did not retain any fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2010, FSC retained $2,585 in sales charges from the sale of Class A Shares. FSC also retained $336 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2010, FSSC did not receive any fees paid by the Fund. For the six months ended May 31, 2010, the Fund's Class A Shares did not incur Service Fees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.80%, 2.60%, 2.60% and 1.60% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) January 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

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General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2010, the Adviser reimbursed $3,369. Transactions with the affiliated company during the six months ended May 31, 2010, were as follows:

Affiliate	Balance of Shares Held 11/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	3,481,268	95,211,079	94,512,866	4,179,481	$4,179,481	$4,973

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2010, were as follows:

Purchases	$108,626,344
Sales	$140,156,404

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LINE OF CREDIT

The Fund participates in a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.00% over the higher of the Federal Funds Rate or the London Interbank Offered Rate. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the six months ended May 31, 2010, the program was not utilized.

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10. regulatory settlement proceeds

During the year ended November 30, 2009, the Fund received $351,700 in settlement of administrative proceedings against other unaffliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2010

Federated International Small-Mid Company Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U631

38754 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated World Investment Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 21, 2010